Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statements Of Financial Condition [Abstract]
Investments in U.S. Treasury notes, amortized cost	$ 19,948,217	$ 20,474,790
Cash denominated in foreign currencies, cost	7,806,800	5,579,987
INVESTMENTS IN U.S. TREASURY NOTES, amortized cost	113,491,358	117,981,296
Cash denominated in foreign currencies, cost	$ 0	$ 84,933